RELATED PARTY TRANSACTIONS - Additional Information (Details) - Brio Gold - Subsidiaries [member] $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [line items]
Salaries	$ 15.3
Post-employment benefits	1.9
Share-based payments	6.1
Key management personnel compensation	$ 23.3